Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Registrant Name	SUNOCO LP
Entity Incorporation, State or Country Code	DE
Entity Address, City or Town	Dallas
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001552275
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	SUN
Security Exchange Name	NYSE
Entity Address, Address Line One	8111 Westchester Drive, Suite 400
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
Entity File Number	001-35653
Entity Tax Identification Number	30-0740483